Employee benefit plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee benefit plans
Employee benefit plans
For defined contribution plans, trivago pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. We have no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. The amount of expense recognized for defined contribution pension plans was not material for the years ended December 31, 2016, 2017 and 2018.